OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Rental income	$ 8,011	$ 8,633	$ 11,005
Unrealized gain (loss) on foreign currency denominated borrowings	10,784	(5,467)	4,276
Fair Value Hedging Instruments, Gain (Loss), Realized	(116)	639	0
Unrealized (loss) gain on fair value hedges	(1,471)	(843)	469
Non-cash realized gain on foreign currency denominated borrowings	0	0	1,029
Gain (loss) on investments	1,219	1,872	(3,835)
Non-service components of net periodic pension benefit (cost)	428	(1,721)	1,573
Gain on contingent consideration	152	91	14
Other Nonoperating Income	1,588	1,595
Other			3,931
Other income, net	$ 20,595	$ 4,799	$ 10,600